Quarterly Holdings Report
for

Fidelity® Disruptive Communications Fund

August 31, 2021

DSC-QTLY-1021
1.9897381.101

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
COMMUNICATION SERVICES - 58.3%
Diversified Telecommunication Services - 5.1%
Cellnex Telecom SA (a)	35,074	$2,401,990
Liberty Global PLC Class A (b)	33,560	964,514
Liberty Latin America Ltd. Class C (b)	59,368	854,306
		4,220,810
Entertainment - 13.1%
Activision Blizzard, Inc.	45,758	3,769,086
Bilibili, Inc. ADR (b)(c)	8,821	707,709
Netflix, Inc. (b)	4,065	2,313,757
Roblox Corp. (b)	9,381	769,711
Roku, Inc. Class A (b)	2,805	988,482
Sea Ltd. ADR (b)	6,901	2,334,746
		10,883,491
Interactive Media & Services - 26.0%
Alphabet, Inc. Class A (b)	1,815	5,252,520
Angi, Inc. (b)	106,244	1,130,436
Facebook, Inc. Class A (b)	12,563	4,766,151
Match Group, Inc. (b)	7,382	1,014,582
Snap, Inc. Class A (b)	19,122	1,455,375
Tencent Holdings Ltd.	53,054	3,276,764
Twitter, Inc. (b)	48,073	3,100,709
Z Holdings Corp.	259,131	1,688,833
		21,685,370
Media - 9.3%
DISH Network Corp. Class A (b)	82,386	3,591,206
Liberty Broadband Corp. Class A (b)	22,584	4,195,430
		7,786,636
Wireless Telecommunication Services - 4.8%
T-Mobile U.S., Inc. (b)	29,418	4,030,854

TOTAL COMMUNICATION SERVICES		48,607,161

CONSUMER DISCRETIONARY - 6.6%
Internet & Direct Marketing Retail - 6.6%
Alibaba Group Holding Ltd. sponsored ADR (b)	7,385	1,233,221
Amazon.com, Inc. (b)	1,015	3,522,852
Doordash, Inc.	4,030	771,342
		5,527,415
ENERGY - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Reliance Industries Ltd. sponsored GDR (a)	28,872	1,785,733
INDUSTRIALS - 3.5%
Construction & Engineering - 0.7%
Dycom Industries, Inc. (b)	8,001	602,715
Road & Rail - 2.8%
Uber Technologies, Inc. (b)	60,127	2,353,371

TOTAL INDUSTRIALS		2,956,086

INFORMATION TECHNOLOGY - 24.2%
Communications Equipment - 4.0%
Arista Networks, Inc. (b)	8,987	3,320,966
IT Services - 1.0%
Akamai Technologies, Inc. (b)	7,409	839,069
Semiconductors & Semiconductor Equipment - 5.8%
Impinj, Inc. (b)	13,157	766,922
NVIDIA Corp.	7,604	1,702,155
NXP Semiconductors NV	4,285	921,832
ON Semiconductor Corp. (b)	19,239	853,442
Renesas Electronics Corp. (b)	59,407	636,124
		4,880,475
Software - 13.4%
Cloudflare, Inc. (b)	33,263	4,016,175
RingCentral, Inc. (b)	2,485	626,866
Unity Software, Inc. (c)	5,850	741,488
Zoom Video Communications, Inc. Class A (b)	7,363	2,131,589
Zscaler, Inc. (b)	13,180	3,668,521
		11,184,639

TOTAL INFORMATION TECHNOLOGY		20,225,149

REAL ESTATE - 4.5%
Equity Real Estate Investment Trusts (REITs) - 4.5%
American Tower Corp.	12,714	3,714,649
TOTAL COMMON STOCKS
(Cost $66,232,183)		82,816,193

Money Market Funds - 2.5%
Fidelity Cash Central Fund 0.06% (d)	635,027	635,154
Fidelity Securities Lending Cash Central Fund 0.06% (d)(e)	1,414,659	1,414,800
TOTAL MONEY MARKET FUNDS
(Cost $2,049,954)		2,049,954
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $68,282,137)		84,866,147
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(1,420,282)
NET ASSETS - 100%		$83,445,865

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,187,723 or 5.0% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$1,995,920	$6,772,188	$8,132,954	$170	$--	$--	$635,154	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	2,969,975	7,687,455	9,242,630	256	--	--	1,414,800	0.0%
Total	$4,965,895	$14,459,643	$17,375,584	$426	$--	$--	$2,049,954

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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